Quarterly portfolio holdings
John Hancock
Balanced Fund
Asset allocation
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 57.2%		$3,955,923,164
(Cost $2,209,082,846)
Communication services 4.7%		321,631,572
Interactive media and services 4.2%
Alphabet, Inc., Class A	807,895	287,715,646
Wireless telecommunication services 0.5%
T-Mobile US, Inc.	196,375	33,915,926
Consumer discretionary 7.2%		498,266,786
Broadline retail 3.7%
Amazon.com, Inc. (A)	941,627	255,727,061
Hotels, restaurants and leisure 1.0%
Life Time Group Holdings, Inc. (A)	724,169	32,660,022
Viking Holdings, Ltd. (A)	360,214	37,588,331
Household durables 0.8%
SharkNinja, Inc. (A)	354,393	57,330,156
Specialty retail 1.7%
Burlington Stores, Inc. (A)	208,187	76,712,746
Lowe’s Companies, Inc.	184,055	38,248,470
Consumer staples 3.4%		235,212,618
Consumer staples distribution and retail 3.4%
Costco Wholesale Corp.	150,891	143,631,634
Walmart, Inc.	823,570	91,580,984
Energy 3.5%		238,509,843
Oil, gas and consumable fuels 3.5%
Altera Infrastructure LP (A)(B)	5,524	223,391
ConocoPhillips	383,078	46,153,237
EQT Corp.	1,346,840	71,773,104
Suncor Energy, Inc.	738,217	49,667,240
Valero Energy Corp.	225,928	70,692,871
Financials 5.5%		382,962,500
Banks 3.5%
JPMorgan Chase & Co.	468,015	164,642,997
Old National Bancorp	1,175,630	31,318,783
Pinnacle Financial Partners, Inc.	412,624	43,420,424
Capital markets 0.4%
Morgan Stanley	143,418	30,178,016
Financial services 1.6%
Berkshire Hathaway, Inc., Class B (A)	221,688	113,402,280
Health care 6.1%		422,215,443
Health care equipment and supplies 0.8%
Medtronic PLC	663,549	56,660,449
Health care providers and services 2.6%
BrightSpring Health Services, Inc. (A)	468,755	27,989,361
Guardant Health, Inc. (A)	353,789	57,310,280
McKesson Corp.	61,449	52,612,019
The Cigna Group	158,420	44,207,101
Pharmaceuticals 2.7%
AstraZeneca PLC	167,034	28,414,090
Chugai Pharmaceutical Company, Ltd.	303,700	13,177,951
Eli Lilly & Company	111,988	128,656,294
Galderma Group AG (A)	60,603	13,187,898
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 5.6%		$389,663,817
Aerospace and defense 0.6%
TransDigm Group, Inc.	32,362	40,594,246
Air freight and logistics 0.6%
DSV A/S	212,183	45,857,178
Building products 0.6%
Trane Technologies PLC	89,396	40,670,710
Construction and engineering 0.5%
Vinci SA	247,697	34,973,018
Electrical equipment 1.7%
AMETEK, Inc.	247,567	59,839,420
Schneider Electric SE	165,758	55,692,250
Machinery 1.6%
Cummins, Inc.	65,620	41,616,204
Deere & Company	51,165	30,323,961
Federal Signal Corp. (C)	320,903	40,096,830
Information technology 17.0%		1,177,122,493
Communications equipment 1.2%
Arista Networks, Inc. (A)	345,964	62,394,607
Nokia OYJ, ADR	2,184,295	19,964,456
Electronic equipment, instruments and components 0.1%
Vusion (C)	74,707	11,229,258
Semiconductors and semiconductor equipment 9.9%
Advanced Micro Devices, Inc. (A)	226,585	107,888,448
Applied Materials, Inc.	121,642	61,753,994
Broadcom, Inc.	451,111	175,608,490
Micron Technology, Inc.	88,441	72,789,596
NVIDIA Corp.	1,066,194	214,038,428
Qnity Electronics, Inc.	382,689	50,201,143
Software 5.8%
Microsoft Corp.	694,288	322,649,519
Palo Alto Networks, Inc. (A)	236,882	78,604,554
Materials 2.5%		171,139,193
Chemicals 0.8%
Linde PLC	116,787	55,868,565
Construction materials 0.7%
Amrize, Ltd. (A)	982,032	48,031,185
Metals and mining 1.0%
Freeport-McMoRan, Inc.	1,073,598	67,239,443
Real estate 1.3%		89,150,346
Specialized REITs 1.3%
American Tower Corp.	277,881	48,173,450
Digital Realty Trust, Inc.	217,361	40,976,896
Utilities 0.4%		30,048,553
Gas utilities 0.4%

UGI Corp.	831,909	30,048,553

Preferred securities 0.1%		$5,611,285
(Cost $5,896,271)
Communication services 0.1%		3,057,379
Interactive media and services 0.1%
Alphabet, Inc., Series A, 6.250%	21,140	1,060,382
Alphabet, Inc., Series B, 6.250%	21,140	1,061,228
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	3

	Shares	Value
Communication services (continued)
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	45,625	$935,769
Utilities 0.0%		2,553,906
Electric utilities 0.0%
NextEra Energy, Inc., 7.375%	53,541	2,553,906

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 18.4%				$1,272,399,879
(Cost $1,321,991,999)
U.S. Government 5.4%				374,485,324
U.S. Treasury
Bond	1.375	08-15-50	39,843,000	18,467,853
Bond	1.625	11-15-50	33,446,000	16,546,625
Bond	2.000	02-15-50	33,892,000	18,738,569
Bond	3.375	11-15-48	3,916,000	2,920,479
Bond	4.000	11-15-42	10,116,000	8,783,533
Bond	4.625	11-15-44	16,581,000	15,349,083
Bond	4.625	11-15-45	12,620,000	11,634,063
Bond	4.625	02-15-46	36,373,000	33,508,626
Bond	4.750	08-15-55	44,134,000	40,753,267
Bond	4.750	02-15-56	88,652,000	81,919,989
Bond	4.875	08-15-45	48,662,000	46,373,365
Bond	5.000	05-15-46	20,806,000	20,126,554
Note	3.875	05-15-29	19,774,000	19,539,184
Note	4.125	06-30-31	15,248,000	15,045,488
Note	4.375	07-31-33	17,687,000	17,485,258
Note	4.375	05-15-36	7,490,000	7,293,388
U.S. Government Agency 13.0%				897,914,555
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	2,878,744	2,621,397
15 Yr Pass Thru	2.500	11-01-34	913,535	857,435
15 Yr Pass Thru	4.500	12-01-37	561,931	553,187
15 Yr Pass Thru	4.500	02-01-38	3,681,473	3,620,738
30 Yr Pass Thru	2.000	04-01-51	11,845,152	9,333,622
30 Yr Pass Thru	2.500	11-01-50	4,794,986	3,959,529
30 Yr Pass Thru	2.500	08-01-51	3,839,332	3,200,379
30 Yr Pass Thru	2.500	11-01-51	2,858,077	2,377,961
30 Yr Pass Thru	2.500	12-01-51	949,743	786,638
30 Yr Pass Thru	3.000	03-01-43	282,524	255,994
30 Yr Pass Thru	3.000	12-01-45	1,266,772	1,130,137
30 Yr Pass Thru	3.000	10-01-46	4,471,136	3,923,096
30 Yr Pass Thru	3.000	10-01-46	1,512,715	1,326,352
30 Yr Pass Thru	3.000	12-01-46	1,176,184	1,031,281
30 Yr Pass Thru	3.000	12-01-46	1,045,491	920,283
30 Yr Pass Thru	3.000	04-01-47	1,959,140	1,715,498
30 Yr Pass Thru	3.000	10-01-49	2,621,960	2,280,322
30 Yr Pass Thru	3.000	10-01-49	2,050,477	1,776,895
30 Yr Pass Thru	3.000	12-01-49	582,777	506,296
30 Yr Pass Thru	3.000	12-01-49	2,807,470	2,420,604
30 Yr Pass Thru	3.000	01-01-50	3,604,732	3,131,660
30 Yr Pass Thru	3.000	11-01-50	1,066,924	919,903
30 Yr Pass Thru	3.000	05-01-51	3,480,294	2,994,188
30 Yr Pass Thru	3.000	01-01-52	4,366,185	3,739,970
30 Yr Pass Thru	3.000	02-01-52	3,415,129	2,945,596
30 Yr Pass Thru	3.000	03-01-52	7,645,387	6,634,867
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	04-01-52	7,227,187	$6,229,031
30 Yr Pass Thru	3.000	06-01-52	4,948,411	4,272,712
30 Yr Pass Thru	3.000	08-01-52	6,131,014	5,320,654
30 Yr Pass Thru	3.500	10-01-46	1,715,630	1,555,470
30 Yr Pass Thru	3.500	08-01-47	2,684,973	2,411,053
30 Yr Pass Thru	3.500	11-01-48	560,137	508,570
30 Yr Pass Thru	3.500	12-01-49	1,821,479	1,629,391
30 Yr Pass Thru	3.500	01-01-52	8,898,075	7,981,956
30 Yr Pass Thru	3.500	03-01-52	1,509,628	1,353,729
30 Yr Pass Thru	3.500	03-01-52	2,349,879	2,099,130
30 Yr Pass Thru	3.500	03-01-52	1,964,218	1,757,078
30 Yr Pass Thru	3.500	03-01-52	2,695,634	2,416,415
30 Yr Pass Thru	3.500	04-01-52	5,711,851	5,120,206
30 Yr Pass Thru	3.500	07-01-52	1,509,985	1,348,387
30 Yr Pass Thru	3.500	07-01-52	2,972,203	2,656,906
30 Yr Pass Thru	3.500	07-01-52	2,769,716	2,472,437
30 Yr Pass Thru	4.000	08-01-48	323,032	300,501
30 Yr Pass Thru	4.000	08-01-49	4,424,567	4,091,111
30 Yr Pass Thru	4.000	04-01-52	5,127,090	4,718,258
30 Yr Pass Thru	4.000	04-01-52	4,332,087	3,996,124
30 Yr Pass Thru	4.000	06-01-52	5,271,934	4,846,609
30 Yr Pass Thru	4.000	08-01-52	2,229,701	2,049,815
30 Yr Pass Thru	4.000	08-01-52	6,338,075	5,830,698
30 Yr Pass Thru	4.000	02-01-53	8,487,754	7,848,077
30 Yr Pass Thru	4.000	04-01-53	1,382,613	1,274,524
30 Yr Pass Thru	4.000	04-01-53	1,620,692	1,490,952
30 Yr Pass Thru	4.000	01-01-54	5,212,613	4,790,445
30 Yr Pass Thru	4.500	07-01-52	1,331,175	1,265,978
30 Yr Pass Thru	4.500	07-01-52	4,519,333	4,297,988
30 Yr Pass Thru	4.500	08-01-52	3,192,355	3,038,995
30 Yr Pass Thru	4.500	09-01-52	2,007,759	1,908,170
30 Yr Pass Thru	4.500	09-01-52	2,269,320	2,162,430
30 Yr Pass Thru	4.500	09-01-52	13,381,572	12,738,724
30 Yr Pass Thru	4.500	04-01-53	1,101,383	1,048,473
30 Yr Pass Thru	4.500	04-01-53	4,274,579	4,043,181
30 Yr Pass Thru	4.500	05-01-53	980,249	935,608
30 Yr Pass Thru	4.500	06-01-53	2,490,353	2,362,234
30 Yr Pass Thru	4.500	08-01-53	3,934,950	3,743,456
30 Yr Pass Thru	4.500	02-01-54	2,606,434	2,475,520
30 Yr Pass Thru	4.500	02-01-55	6,510,309	6,156,866
30 Yr Pass Thru	4.500	01-01-56	7,617,708	7,189,861
30 Yr Pass Thru	5.000	07-01-52	3,960,625	3,848,227
30 Yr Pass Thru	5.000	09-01-52	7,449,670	7,266,960
30 Yr Pass Thru	5.000	10-01-52	2,817,439	2,748,338
30 Yr Pass Thru	5.000	02-01-53	4,339,598	4,229,097
30 Yr Pass Thru	5.000	03-01-53	10,031,185	9,791,430
30 Yr Pass Thru	5.000	04-01-53	3,868,053	3,774,394
30 Yr Pass Thru	5.000	06-01-53	3,093,994	3,014,244
30 Yr Pass Thru	5.000	06-01-53	1,980,772	1,933,430
30 Yr Pass Thru	5.000	07-01-53	7,226,840	7,056,370
30 Yr Pass Thru	5.000	07-01-53	3,322,310	3,243,942
30 Yr Pass Thru	5.000	08-01-53	3,270,654	3,194,527
30 Yr Pass Thru	5.000	09-01-54	7,930,987	7,727,009
30 Yr Pass Thru	5.000	10-01-54	8,098,166	7,884,367
30 Yr Pass Thru	5.000	11-01-54	7,838,887	7,651,530
30 Yr Pass Thru	5.000	12-01-54	2,968,976	2,896,159
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	01-01-56	2,482,233	$2,429,887
30 Yr Pass Thru	5.000	02-01-56	4,848,320	4,709,714
30 Yr Pass Thru	5.500	11-01-39	309,997	314,753
30 Yr Pass Thru	5.500	11-01-52	7,679,030	7,686,523
30 Yr Pass Thru	5.500	06-01-53	2,113,996	2,117,380
30 Yr Pass Thru	5.500	07-01-53	2,294,004	2,298,393
30 Yr Pass Thru	5.500	09-01-53	3,571,127	3,577,959
30 Yr Pass Thru	5.500	04-01-54	3,366,495	3,368,481
30 Yr Pass Thru	5.500	11-01-54	3,801,449	3,792,260
30 Yr Pass Thru	5.500	01-01-55	3,051,235	3,043,724
30 Yr Pass Thru	5.500	01-01-55	2,117,153	2,118,028
30 Yr Pass Thru	5.500	02-01-55	3,538,015	3,543,678
30 Yr Pass Thru	5.500	02-01-55	3,624,642	3,625,913
30 Yr Pass Thru	5.500	02-01-56	8,813,506	8,794,563
30 Yr Pass Thru	5.500	02-01-56	1,451,336	1,449,945
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,168,781	1,976,935
15 Yr Pass Thru	2.000	04-01-37	2,947,980	2,684,443
15 Yr Pass Thru	2.500	01-01-36	2,745,747	2,561,471
15 Yr Pass Thru	2.500	07-01-37	6,847,918	6,341,252
15 Yr Pass Thru	4.500	11-01-37	2,895,315	2,854,788
15 Yr Pass Thru	4.500	12-01-37	955,340	940,476
30 Yr Pass Thru	2.000	12-01-50	5,214,834	4,114,020
30 Yr Pass Thru	2.000	12-01-50	8,943,414	7,086,268
30 Yr Pass Thru	2.000	02-01-51	5,870,989	4,626,162
30 Yr Pass Thru	2.000	07-01-51	8,902,001	7,022,854
30 Yr Pass Thru	2.500	09-01-50	7,529,100	6,290,201
30 Yr Pass Thru	2.500	07-01-51	5,476,025	4,539,019
30 Yr Pass Thru	2.500	08-01-51	5,289,005	4,405,487
30 Yr Pass Thru	2.500	08-01-51	2,656,771	2,211,302
30 Yr Pass Thru	2.500	09-01-51	5,995,997	4,958,776
30 Yr Pass Thru	2.500	10-01-51	1,385,165	1,152,910
30 Yr Pass Thru	2.500	11-01-51	2,925,706	2,440,629
30 Yr Pass Thru	2.500	01-01-52	3,137,681	2,603,732
30 Yr Pass Thru	2.500	03-01-52	16,508,745	13,699,401
30 Yr Pass Thru	2.500	04-01-52	4,755,029	3,953,281
30 Yr Pass Thru	3.000	02-01-43	193,586	173,520
30 Yr Pass Thru	3.000	03-01-43	72,055	65,351
30 Yr Pass Thru	3.000	05-01-43	113,655	102,544
30 Yr Pass Thru	3.000	12-01-45	1,525,934	1,351,729
30 Yr Pass Thru	3.000	02-01-47	1,132,748	995,772
30 Yr Pass Thru	3.000	10-01-47	2,495,016	2,184,732
30 Yr Pass Thru	3.000	12-01-47	680,138	595,555
30 Yr Pass Thru	3.000	10-01-49	2,723,203	2,369,224
30 Yr Pass Thru	3.000	11-01-49	537,422	465,717
30 Yr Pass Thru	3.000	02-01-50	2,979,015	2,549,892
30 Yr Pass Thru	3.000	02-01-50	7,372,615	6,356,677
30 Yr Pass Thru	3.000	03-01-50	13,057,327	11,240,293
30 Yr Pass Thru	3.000	12-01-51	2,709,286	2,326,128
30 Yr Pass Thru	3.000	12-01-51	6,648,237	5,727,963
30 Yr Pass Thru	3.000	01-01-52	2,710,914	2,352,602
30 Yr Pass Thru	3.000	02-01-52	1,849,845	1,595,517
30 Yr Pass Thru	3.000	02-01-52	3,357,010	2,875,535
30 Yr Pass Thru	3.000	02-01-52	1,059,439	913,119
30 Yr Pass Thru	3.000	03-01-52	9,815,184	8,462,663
30 Yr Pass Thru	3.000	04-01-52	12,985,512	11,119,023
30 Yr Pass Thru	3.000	05-01-52	957,577	829,215
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	05-01-52	5,545,862	$4,779,916
30 Yr Pass Thru	3.000	09-01-52	4,823,490	4,173,892
30 Yr Pass Thru	3.500	04-01-45	369,239	339,230
30 Yr Pass Thru	3.500	07-01-47	3,389,563	3,084,012
30 Yr Pass Thru	3.500	06-01-49	3,031,852	2,735,808
30 Yr Pass Thru	3.500	07-01-49	7,838,224	7,075,314
30 Yr Pass Thru	3.500	08-01-49	8,243,079	7,412,428
30 Yr Pass Thru	3.500	09-01-49	3,639,135	3,237,451
30 Yr Pass Thru	3.500	03-01-50	1,832,874	1,644,740
30 Yr Pass Thru	3.500	03-01-50	2,038,959	1,813,105
30 Yr Pass Thru	3.500	06-01-50	1,834,044	1,647,509
30 Yr Pass Thru	3.500	08-01-50	7,002,282	6,342,618
30 Yr Pass Thru	3.500	09-01-50	2,436,205	2,188,426
30 Yr Pass Thru	3.500	11-01-50	3,637,435	3,233,382
30 Yr Pass Thru	3.500	01-01-51	7,878,142	7,060,089
30 Yr Pass Thru	3.500	03-01-51	3,087,369	2,768,538
30 Yr Pass Thru	3.500	02-01-52	1,395,202	1,254,608
30 Yr Pass Thru	3.500	03-01-52	7,030,586	6,304,541
30 Yr Pass Thru	3.500	04-01-52	1,889,264	1,692,390
30 Yr Pass Thru	3.500	04-01-52	10,897,806	9,728,123
30 Yr Pass Thru	3.500	05-01-52	1,682,864	1,504,343
30 Yr Pass Thru	3.500	05-01-52	3,921,494	3,493,239
30 Yr Pass Thru	3.500	08-01-52	4,409,778	3,941,980
30 Yr Pass Thru	3.500	09-01-52	1,654,484	1,477,422
30 Yr Pass Thru	3.500	09-01-52	2,308,595	2,060,808
30 Yr Pass Thru	3.500	09-01-52	2,674,003	2,380,396
30 Yr Pass Thru	3.500	12-01-52	4,588,962	4,117,930
30 Yr Pass Thru	3.500	08-01-53	2,889,800	2,597,693
30 Yr Pass Thru	4.000	04-01-48	334,519	310,981
30 Yr Pass Thru	4.000	01-01-49	277,231	256,598
30 Yr Pass Thru	4.000	07-01-49	388,798	359,982
30 Yr Pass Thru	4.000	07-01-49	839,196	780,671
30 Yr Pass Thru	4.000	02-01-50	1,475,183	1,366,311
30 Yr Pass Thru	4.000	03-01-50	7,629,272	7,061,446
30 Yr Pass Thru	4.000	07-01-50	4,456,960	4,141,955
30 Yr Pass Thru	4.000	03-01-51	5,437,989	5,045,151
30 Yr Pass Thru	4.000	08-01-51	2,984,786	2,774,762
30 Yr Pass Thru	4.000	04-01-52	559,220	515,502
30 Yr Pass Thru	4.000	04-01-52	4,635,455	4,274,516
30 Yr Pass Thru	4.000	05-01-52	7,246,512	6,668,677
30 Yr Pass Thru	4.000	05-01-52	2,708,047	2,489,569
30 Yr Pass Thru	4.000	05-01-52	2,074,167	1,910,070
30 Yr Pass Thru	4.000	05-01-52	3,881,428	3,573,137
30 Yr Pass Thru	4.000	05-01-52	10,344,948	9,584,700
30 Yr Pass Thru	4.000	06-01-52	1,650,425	1,526,557
30 Yr Pass Thru	4.000	06-01-52	1,893,116	1,740,384
30 Yr Pass Thru	4.000	06-01-52	8,014,335	7,364,607
30 Yr Pass Thru	4.000	06-01-52	2,814,259	2,595,128
30 Yr Pass Thru	4.000	07-01-52	9,852,399	9,085,245
30 Yr Pass Thru	4.000	07-01-52	2,160,560	1,987,602
30 Yr Pass Thru	4.000	07-01-52	1,666,459	1,533,055
30 Yr Pass Thru	4.000	07-01-52	1,756,578	1,614,862
30 Yr Pass Thru	4.000	09-01-52	3,164,878	2,901,632
30 Yr Pass Thru	4.000	09-01-53	4,765,068	4,391,059
30 Yr Pass Thru	4.000	10-01-53	4,570,125	4,185,711
30 Yr Pass Thru	4.500	05-01-52	7,005,159	6,677,389
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	2,400,637	$2,285,311
30 Yr Pass Thru	4.500	06-01-52	10,126,390	9,630,427
30 Yr Pass Thru	4.500	06-01-52	6,564,119	6,218,011
30 Yr Pass Thru	4.500	07-01-52	4,543,663	4,321,127
30 Yr Pass Thru	4.500	07-01-52	3,632,050	3,454,162
30 Yr Pass Thru	4.500	07-01-52	4,716,199	4,489,634
30 Yr Pass Thru	4.500	08-01-52	3,490,627	3,309,848
30 Yr Pass Thru	4.500	08-01-52	2,380,821	2,259,006
30 Yr Pass Thru	4.500	08-01-52	7,073,691	6,705,136
30 Yr Pass Thru	4.500	09-01-52	3,682,306	3,510,012
30 Yr Pass Thru	4.500	09-01-52	1,169,848	1,112,918
30 Yr Pass Thru	4.500	10-01-52	3,111,209	2,965,636
30 Yr Pass Thru	4.500	10-01-52	1,646,502	1,567,919
30 Yr Pass Thru	4.500	11-01-52	1,619,159	1,540,363
30 Yr Pass Thru	4.500	12-01-52	8,966,525	8,507,754
30 Yr Pass Thru	4.500	04-01-53	4,517,320	4,294,663
30 Yr Pass Thru	4.500	07-01-53	1,654,117	1,570,519
30 Yr Pass Thru	4.500	09-01-53	7,405,628	7,032,969
30 Yr Pass Thru	5.000	08-01-52	8,574,170	8,417,470
30 Yr Pass Thru	5.000	08-01-52	4,743,339	4,656,650
30 Yr Pass Thru	5.000	09-01-52	5,947,149	5,816,158
30 Yr Pass Thru	5.000	09-01-52	2,524,341	2,463,218
30 Yr Pass Thru	5.000	10-01-52	2,515,218	2,459,818
30 Yr Pass Thru	5.000	12-01-52	2,619,760	2,562,057
30 Yr Pass Thru	5.000	01-01-53	6,355,858	6,235,727
30 Yr Pass Thru	5.000	04-01-53	6,769,256	6,613,811
30 Yr Pass Thru	5.000	05-01-53	7,685,809	7,506,915
30 Yr Pass Thru	5.000	07-01-53	2,448,582	2,391,589
30 Yr Pass Thru	5.000	08-01-53	7,911,261	7,702,396
30 Yr Pass Thru	5.000	11-01-53	4,037,511	3,927,132
30 Yr Pass Thru	5.000	11-01-54	4,930,076	4,792,215
30 Yr Pass Thru	5.000	12-01-54	3,042,696	2,959,513
30 Yr Pass Thru	5.000	02-01-56	7,233,322	7,017,491
30 Yr Pass Thru	5.000	04-01-56	4,358,574	4,238,056
30 Yr Pass Thru	5.500	12-01-52	1,579,993	1,584,003
30 Yr Pass Thru	5.500	08-01-53	1,913,029	1,913,700
30 Yr Pass Thru	5.500	05-01-54	2,093,280	2,088,781
30 Yr Pass Thru	5.500	05-01-54	5,717,438	5,689,070
30 Yr Pass Thru	5.500	08-01-54	5,304,388	5,312,879
30 Yr Pass Thru	5.500	11-01-54	1,709,231	1,710,097
30 Yr Pass Thru	5.500	12-01-54	2,600,118	2,599,405
30 Yr Pass Thru	5.500	12-01-54	3,298,391	3,309,855
30 Yr Pass Thru	5.500	01-01-55	5,266,426	5,274,856
30 Yr Pass Thru	5.500	03-01-55	4,902,859	4,897,593
30 Yr Pass Thru	5.500	04-01-55	3,919,178	3,923,737
30 Yr Pass Thru	5.500	06-01-55	2,727,214	2,731,580
30 Yr Pass Thru	5.500	08-01-55	8,760,047	8,741,219
30 Yr Pass Thru	5.500	08-01-55	5,815,502	5,813,907
30 Yr Pass Thru	5.500	09-01-55	2,030,998	2,031,126
30 Yr Pass Thru	7.000	06-01-32	125	131
30 Yr Pass Thru	7.500	04-01-31	515	535

30 Yr Pass Thru	8.000	01-01-31	296	306
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.1%				$4,564,950
(Cost $4,911,892)
Saudi Arabia 0.1%				4,564,950
Kingdom of Saudi Arabia Bond (D)	5.875	01-12-56	4,979,000	4,564,950

Corporate bonds 17.9%				$1,241,888,408
(Cost $1,260,059,844)
Communication services 1.3%				90,725,874
Diversified telecommunication services 0.7%
APLD ComputeCo 3 LLC (D)	7.000	06-15-31	760,000	741,209
AT&T, Inc.	2.750	06-01-31	2,849,000	2,564,514
AT&T, Inc. (C)	4.500	05-15-35	1,813,000	1,664,037
AT&T, Inc. (C)	4.550	11-01-32	2,513,000	2,413,992
AT&T, Inc.	4.750	04-30-33	2,820,000	2,706,937
Edged Compute LLC (D)	7.500	04-30-31	4,255,000	4,033,298
IHS Holding, Ltd. (D)	7.875	05-29-30	1,299,000	1,331,739
IHS Holding, Ltd. (C)(D)	8.250	11-29-31	1,953,000	2,036,370
Iliad Holding SAS (D)	7.000	04-15-32	2,183,000	2,201,870
Iliad Holding SAS (D)	8.500	04-15-31	491,000	516,483
Level 3 Financing, Inc. (D)	6.875	06-30-33	3,622,000	3,665,281
NTT Finance Corp. (D)	5.171	07-16-32	3,630,000	3,592,893
QTS Fayetteville I DC1-2 LLC (D)	5.700	04-15-36	5,718,000	5,228,642
Sitios Latinoamerica SAB de CV (D)	6.000	11-25-29	3,519,000	3,573,545
Space Exploration Technologies Corp. (D)	5.650	07-15-33	4,528,000	4,337,946
Space Exploration Technologies Corp. (D)	6.650	07-15-56	1,431,000	1,266,368
STC Sukuk Company II, Ltd. (D)	4.489	01-15-31	2,634,000	2,561,174
SV RNO Property Owner 1 LLC (D)	5.875	03-01-31	1,623,000	1,507,111
Verizon Communications, Inc.	2.355	03-15-32	3,171,000	2,745,558
Entertainment 0.2%
Discovery Global Holdings, Inc.	4.279	03-15-32	1,379,000	1,225,338
Discovery Global Holdings, Inc.	5.050	03-15-42	3,145,000	2,185,775
Oak-Eagle Acquireco, Inc. (C)(D)	7.250	07-01-33	819,000	848,626
ROBLOX Corp. (C)(D)	3.875	05-01-30	4,073,000	3,792,798
WMG Acquisition Corp. (D)	3.875	07-15-30	2,818,000	2,653,886
Interactive media and services 0.1%
Arches Buyer, Inc. (D)	9.000	08-15-31	2,848,000	2,862,841
Meta Platforms, Inc. (C)	4.200	11-15-30	3,496,000	3,388,425
Meta Platforms, Inc.	4.600	11-15-32	2,207,000	2,124,463
Meta Platforms, Inc.	5.625	11-15-55	1,159,000	969,347
Media 0.1%
Charter Communications Operating LLC	6.384	10-23-35	1,941,000	1,878,321
News Corp. (D)	3.875	05-15-29	1,937,000	1,866,320
News Corp. (D)	5.125	02-15-32	1,081,000	1,041,061
Paramount Global	4.200	05-19-32	749,000	636,882
Paramount Global	4.375	03-15-43	1,601,000	978,848
Paramount Global	4.950	05-19-50	3,595,000	2,178,672
Wireless telecommunication services 0.2%
Millicom International Cellular SA (D)	6.250	03-25-29	1,706,400	1,704,994
Millicom International Cellular SA (C)(D)	7.375	04-02-32	677,000	693,416
T-Mobile USA, Inc.	3.875	04-15-30	6,418,000	6,163,947
T-Mobile USA, Inc. (C)	6.700	12-15-33	2,374,000	2,546,575
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	2,236,000	2,296,372
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.5%				$106,057,772
Automobiles 0.5%
Ford Motor Credit Company LLC	4.000	11-13-30	6,169,000	5,758,621
Ford Motor Credit Company LLC	5.730	09-05-30	3,664,000	3,665,588
Ford Motor Credit Company LLC (C)	5.800	03-08-29	2,697,000	2,714,496
Ford Motor Credit Company LLC	6.125	03-08-34	6,310,000	6,289,894
General Motors Financial Company, Inc.	3.600	06-21-30	7,756,000	7,350,980
General Motors Financial Company, Inc.	5.950	04-04-34	7,694,000	7,836,127
Stellantis Finance US, Inc. (D)	5.750	03-18-30	610,000	605,257
Broadline retail 0.1%
Amazon.com, Inc.	4.550	03-13-33	2,753,000	2,659,747
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	959,000	952,090
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	1,028,000	1,031,070
Macy’s Retail Holdings LLC (C)(D)	7.375	08-01-33	1,983,000	2,063,491
MercadoLibre, Inc.	4.900	01-15-33	2,510,000	2,414,695
Rakuten Group, Inc. (D)	9.750	04-15-29	1,460,000	1,585,225
Hotels, restaurants and leisure 0.5%
A&K Travel Group Holdings, Ltd. (C)(D)	7.500	05-15-33	2,002,000	1,992,389
Brightstar Lottery PLC (C)(D)	5.750	01-15-33	2,005,000	1,934,748
Carnival Corp., Ltd. (D)	5.125	05-01-29	2,251,000	2,233,569
Carnival Corp., Ltd. (D)	5.750	08-01-32	5,796,000	5,742,583
Carnival Corp., Ltd. (D)	5.875	06-15-31	2,135,000	2,136,702
Hilton Domestic Operating Company, Inc. (D)	5.500	03-31-34	1,622,000	1,588,906
Hilton Grand Vacations Borrower LLC (D)	6.625	01-15-32	2,075,000	2,079,762
Marriott International, Inc.	4.500	05-01-33	902,000	860,619
Marriott Ownership Resorts, Inc. (C)(D)	6.500	10-01-33	2,034,000	2,000,313
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,739,000	1,688,806
Rivers Enterprise Borrower LLC (D)	6.250	10-15-30	1,500,000	1,506,648
Rivers Enterprise Borrower LLC (D)	6.625	02-01-33	1,598,000	1,607,925
Royal Caribbean Cruises, Ltd. (C)	5.375	01-15-36	1,523,000	1,474,798
Travel + Leisure Company (D)	4.625	03-01-30	874,000	840,536
Travel + Leisure Company (D)	6.125	09-01-33	2,311,000	2,269,343
Viking Cruises, Ltd. (D)	5.875	10-15-33	2,128,000	2,107,114
Household durables 0.1%
American Greetings Corp. (D)	8.875	01-15-32	1,532,000	1,510,866
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	973,000	923,102
Century Communities, Inc. (D)	3.875	08-15-29	1,143,000	1,083,927
KB Home (C)	4.000	06-15-31	1,623,000	1,499,159
Specialty retail 0.3%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	592,000	574,144
Asbury Automotive Group, Inc. (C)	4.750	03-01-30	1,626,000	1,577,107
Global Auto Holdings, Ltd. (C)(D)	8.750	01-15-32	3,862,000	3,747,186
Global Auto Holdings, Ltd. (D)	11.500	08-15-29	1,745,000	1,834,670
Lithia Motors, Inc. (D)	3.875	06-01-29	739,000	709,508
Lithia Motors, Inc. (C)(D)	4.375	01-15-31	1,889,000	1,788,159
Lithia Motors, Inc. (D)	5.500	10-01-30	1,710,000	1,685,513
The Home Depot, Inc.	4.950	06-25-34	3,244,000	3,199,106
The Michaels Companies, Inc. (D)	8.500	03-15-33	2,520,000	2,496,378
Valvoline, Inc. (D)	3.625	06-15-31	1,748,000	1,593,434
Wayfair LLC (C)(D)	6.750	11-15-32	1,546,000	1,573,843
Wayfair LLC (D)	7.125	05-31-34	1,033,000	1,061,192
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (C)(D)	8.375	10-01-31	2,287,000	2,208,436
Consumer staples 0.5%				33,526,796
Consumer staples distribution and retail 0.1%
Albertsons Companies, Inc. (D)	5.750	03-31-34	4,973,000	4,623,606
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
KeHE Distributors LLC (D)	7.125	04-30-33	741,000	$753,412
Performance Food Group, Inc. (D)	5.625	03-01-34	1,621,000	1,572,365
Food products 0.4%
Chobani LLC (D)	6.375	04-15-34	730,000	731,870
Froneri Lux FinCo Sarl (C)(D)	6.000	08-01-32	2,365,000	2,311,599
Industrial F&B Investments III, Inc. (C)(D)	7.750	02-11-33	1,494,000	1,516,866
JBS NV	3.625	01-15-32	2,741,000	2,514,682
JBS NV	5.750	04-01-33	2,418,000	2,452,386
JBS NV	5.950	04-20-35	643,000	649,634
MARB BondCo PLC (C)(D)	3.950	01-29-31	2,978,000	2,618,417
Mars, Inc. (C)(D)	5.000	03-01-32	2,641,000	2,632,660
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	2,262,000	2,259,693
Pilgrim’s Pride Corp. (C)	6.250	07-01-33	1,694,000	1,738,437
Viking Baked Goods Acquisition Corp. (D)	8.625	11-01-31	1,988,000	1,995,352
Viking Baked Goods Acquisition Corp. (D)	8.625	11-01-31	1,511,000	1,516,588
Household products 0.0%
The Clorox Company (C)	4.950	05-15-33	2,162,000	2,113,597
Personal care products 0.0%
Kenvue, Inc. (C)	4.900	03-22-33	1,544,000	1,525,632
Energy 2.2%				153,969,082
Oil, gas and consumable fuels 2.2%
Aker BP ASA (D)	3.750	01-15-30	708,000	679,492
Aker BP ASA (D)	4.000	01-15-31	1,609,000	1,536,865
Antero Midstream Partners LP (D)	5.750	10-15-33	2,035,000	1,998,785
Antero Midstream Partners LP (D)	5.750	07-01-34	4,573,000	4,482,277
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	2,356,000	2,347,701
Ascent Resources Utica Holdings LLC (D)	6.625	10-15-32	683,000	686,630
Ascent Resources Utica Holdings LLC (D)	6.625	07-15-33	832,000	835,652
Azule Energy Finance PLC (D)	8.625	01-22-33	1,694,000	1,732,248
BP Capital Markets America, Inc.	4.812	02-13-33	1,585,000	1,552,261
Cheniere Energy Partners LP	5.950	06-30-33	4,027,000	4,146,647
Columbia Pipelines Holding Company LLC (D)	4.999	11-17-32	2,034,000	1,985,803
Columbia Pipelines Holding Company LLC (D)	5.681	01-15-34	3,967,000	3,988,486
Columbia Pipelines Operating Company LLC (D)	6.036	11-15-33	2,259,000	2,334,142
Comstock Resources, Inc. (D)	5.875	01-15-30	2,530,000	2,383,543
Continental Resources, Inc. (D)	2.875	04-01-32	1,999,000	1,746,321
Continental Resources, Inc. (D)	5.750	01-15-31	2,612,000	2,648,238
Crescent Energy Finance LLC (D)	7.375	01-15-33	1,827,000	1,835,251
DT Midstream, Inc. (D)	4.375	06-15-31	5,049,000	4,830,086
DT Midstream, Inc. (D)	5.800	12-15-34	1,033,000	1,034,583
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	1,953,000	1,948,369
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,923,000	2,917,912
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,912,000	1,920,740
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (C)	8.500	01-15-84	1,303,000	1,472,433
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	682,000	675,682
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	1,177,000	1,126,717
Energy Transfer LP	5.600	09-01-34	1,688,000	1,691,615
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	08-17-26	4,921,000	4,919,818
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	1,649,000	1,649,183
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57	1,476,000	1,454,178
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	2,663,000	2,671,255
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	4,174,000	4,283,998
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Eni SpA (D)	5.250	05-18-36	2,864,000	$2,763,713
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	4,650,000	4,638,855
Enterprise Products Operating LLC	5.350	01-31-33	1,535,000	1,555,524
EOG Resources, Inc.	5.000	07-15-32	1,540,000	1,535,164
Expand Energy Corp.	4.750	02-01-32	1,918,000	1,858,841
Genesis Energy LP	6.750	03-15-34	240,000	239,371
Genesis Energy LP	7.875	05-15-32	1,385,000	1,430,474
Genesis Energy LP	8.000	05-15-33	1,516,000	1,577,121
Global Partners LP (C)(D)	7.125	07-01-33	341,000	345,322
Global Partners LP (C)(D)	8.250	01-15-32	1,024,000	1,067,499
Hess Midstream Operations LP (D)	6.500	06-01-29	475,000	483,059
Howard Midstream Energy Partners LLC (D)	6.625	01-15-34	1,060,000	1,071,824
Howard Midstream Energy Partners LLC (D)	7.375	07-15-32	294,000	303,898
Leviathan Bond, Ltd. (D)	6.500	06-30-27	1,746,000	1,748,595
Leviathan Bond, Ltd. (D)	6.750	06-30-30	510,000	522,594
Long Ridge Energy LLC (C)(D)	8.750	02-15-32	1,157,000	1,197,760
MPLX LP (C)	4.950	09-01-32	1,559,000	1,532,914
MPLX LP	5.000	03-01-33	1,670,000	1,633,514
Occidental Petroleum Corp.	6.450	09-15-36	3,223,000	3,392,253
Occidental Petroleum Corp. (C)	6.625	09-01-30	1,682,000	1,763,559
Ovintiv, Inc. (C)	6.250	07-15-33	1,838,000	1,917,029
Par Petroleum LLC (D)	7.375	06-01-34	536,000	554,630
PBF Holding Company LLC (D)	7.250	06-01-34	1,897,000	1,926,502
Permian Resources Operating LLC (D)	6.250	02-01-33	1,223,000	1,244,943
Plains All American Pipeline LP (C)	4.700	01-15-31	953,000	936,875
Repsol E&P Capital Markets US LLC (D)	5.204	09-16-30	3,831,000	3,830,193
Sabine Pass Liquefaction LLC	4.500	05-15-30	4,047,000	3,979,261
Saturn Oil & Gas, Inc. (D)	8.500	07-30-31	906,000	908,512
Sunoco LP (D)	4.500	10-01-29	1,781,000	1,725,004
Sunoco LP	4.500	04-30-30	2,954,000	2,849,881
Sunoco LP (D)	4.625	05-01-30	905,000	871,398
Sunoco LP (D)	5.625	03-15-31	960,000	947,529
Sunoco LP (D)	5.875	03-15-34	1,899,000	1,858,649
Sunoco LP (D)	7.250	05-01-32	811,000	836,141
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (D)(E)	7.875	09-18-30	3,345,000	3,428,618
Targa Resources Corp. (C)	5.500	02-15-35	1,812,000	1,793,454
Targa Resources Corp.	6.150	03-01-29	1,651,000	1,700,946
Targa Resources Partners LP	4.000	01-15-32	2,666,000	2,500,951
Var Energi ASA (D)	5.875	05-22-30	3,694,000	3,769,520
Var Energi ASA (D)	8.000	11-15-32	5,317,000	5,957,473
Venture Global LNG, Inc. (D)	7.000	01-15-30	1,645,000	1,671,165
Viper Energy Partners LLC	4.900	08-01-30	2,095,000	2,067,765
Western Midstream Operating LP	4.800	03-01-31	2,676,000	2,625,202
Western Midstream Operating LP	6.150	04-01-33	1,696,000	1,744,431
Whistler Pipeline LLC (D)	5.400	09-30-29	1,036,000	1,044,974
Whistler Pipeline LLC (D)	5.700	09-30-31	1,084,000	1,099,271
Financials 5.7%				394,191,011
Banks 3.4%
Banco Bradesco SA (C)(D)	5.375	01-20-31	2,799,000	2,740,501
Banco Santander SA	4.551	11-06-30	3,574,000	3,492,494
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (E)	7.250	12-03-35	1,632,000	1,636,512
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)(E)	9.625	05-21-33	3,356,000	3,906,095
Bank Hapoalim BM (D)	4.722	07-14-29	2,205,000	2,167,441
Bank Hapoalim BM (D)	5.252	01-14-33	1,400,000	1,375,818
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	4,381,000	4,019,218
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	7,048,000	$6,321,799
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	1,998,000	1,934,390
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	7,669,000	7,540,792
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	806,000	796,990
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)(E)	6.625	05-01-30	4,384,000	4,475,161
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (C)	7.700	05-26-84	3,180,000	3,297,953
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	1,991,000	2,002,201
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	2,927,000	3,079,286
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)(E)	9.250	11-17-27	740,000	771,698
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (D)	4.760	01-13-32	2,071,000	2,022,385
BPCE SA (5.748% to 7-19-32, then Overnight SOFR + 2.865%) (D)	5.748	07-19-33	616,000	621,359
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (D)	5.936	05-30-35	2,265,000	2,278,256
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (C)	6.500	07-28-86	2,729,000	2,700,784
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,642,000	3,737,799
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	2,922,000	2,935,263
Citizens Financial Group, Inc.	3.250	04-30-30	482,000	452,886
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,903,000	1,908,558
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	464,000	454,255
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	4,728,000	4,805,288
Credit Agricole SA (D)	3.250	01-14-30	4,552,000	4,269,754
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (D)	5.862	01-09-36	2,085,000	2,105,371
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (D)	4.999	03-27-32	3,236,000	3,203,863
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (C)(D)	5.019	03-04-31	2,145,000	2,137,197
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%) (C)	5.141	01-29-37	1,319,000	1,267,285
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,854,000	1,885,320
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	7.027	08-30-26	1,885,000	1,889,041
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,715,000	1,754,509
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	4,314,000	4,161,027
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,536,000	2,507,065
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	2,707,000	2,645,992
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)(E)	7.000	12-15-30	1,894,000	1,902,997
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%) (C)	5.514	03-07-31	1,794,000	1,800,988
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%) (C)	5.272	01-15-31	1,817,000	1,824,817
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%) (C)	5.709	02-02-35	1,271,000	1,275,465
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	808,000	809,186
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (C)(E)	6.250	10-15-30	1,196,000	1,191,872
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,459,000	1,516,335
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	1,804,000	1,748,623
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,968,000	2,938,094
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	2,348,000	2,254,827
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	4,360,000	4,322,935
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	2,718,000	2,721,880
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	7,704,000	7,631,754
JPMorgan Chase & Co. (5.803% to 7-23-36, then 5 Year CMT + 1.250%)	5.803	07-23-41	2,300,000	2,276,767
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,415,000	1,414,619
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%) (C)	5.305	01-28-37	951,000	920,419
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%) (C)	6.401	03-06-35	956,000	997,998
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	1,299,000	1,312,252
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(E)	6.625	09-27-35	2,040,000	2,005,551
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)(E)	6.750	09-27-31	1,101,000	1,119,499
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	1,288,000	1,284,464
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%) (C)	5.179	07-08-31	1,555,000	1,556,405
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	2,812,000	2,762,010
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,292,000	2,244,710
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	2,566,000	2,544,039
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (C)(E)	7.300	11-19-34	2,603,000	$2,662,942
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	1,306,000	1,421,193
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	917,000	909,402
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	861,000	848,189
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	2,101,000	2,082,964
Popular, Inc.	7.250	03-13-28	2,259,000	2,309,753
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,630,000	5,563,646
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,125,000	1,148,012
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%) (C)	6.500	11-24-85	3,769,000	3,659,582
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	2,335,000	2,304,134
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	2,335,000	2,276,016
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) (D)	3.653	07-08-35	1,242,000	1,154,186
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	2,289,000	2,173,824
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,897,000	2,851,533
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,796,000	1,803,938
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,912,000	1,976,620
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	2,176,000	2,198,704
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,751,000	2,741,280
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	1,765,000	1,709,608
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	5,884,000	6,009,424
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%) (C)	6.123	10-28-33	2,015,000	2,096,322
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (E)	6.250	06-15-31	2,285,000	2,263,260
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,620,000	3,509,762
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,081,000	2,083,930
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	1,266,000	1,283,577
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (C)	5.836	06-12-34	3,306,000	3,387,703
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	955,000	957,089
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	9,114,000	8,289,828
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	2,232,000	2,190,273
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,607,000	1,617,643
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,345,000	4,612,722
Capital markets 1.1%
Ares Strategic Income Fund	5.150	01-15-31	2,955,000	2,811,547
Ares Strategic Income Fund	5.450	09-09-28	1,172,000	1,165,126
Ares Strategic Income Fund	5.600	02-15-30	1,836,000	1,800,533
Ares Strategic Income Fund	5.700	03-15-28	398,000	398,081
Ares Strategic Income Fund	5.800	09-09-30	2,374,000	2,325,928
Ares Strategic Income Fund	6.200	03-21-32	1,733,000	1,705,636
Ares Strategic Income Fund (C)	6.350	08-15-29	748,000	753,838
Blackstone Private Credit Fund	5.050	09-10-30	2,465,000	2,356,465
Blackstone Private Credit Fund	5.250	04-01-30	2,314,000	2,234,931
Blackstone Private Credit Fund	5.950	07-16-29	1,731,000	1,729,413
Blackstone Private Credit Fund	7.300	11-27-28	1,690,000	1,745,210
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	923,000	891,074
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,990,000	2,722,490
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	815,000	794,521
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	2,216,000	2,159,392
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	494,000	488,140
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	1,996,000	1,997,170
HPS Corporate Lending Fund (C)(D)	5.150	04-02-29	745,000	725,791
HPS Corporate Lending Fund	5.450	11-15-30	659,000	632,147
HPS Corporate Lending Fund (C)	5.950	04-14-32	402,000	388,518
Intercontinental Exchange, Inc.	4.600	03-15-33	1,549,000	1,495,722
Lazard Group LLC	4.375	03-11-29	1,980,000	1,951,288
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,800,000	1,700,885
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,173,000	$1,018,964
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	4,399,000	3,775,522
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	3,540,000	3,459,714
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	3,911,000	3,855,994
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	3,258,000	3,304,002
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	1,343,000	1,307,149
MSCI, Inc. (D)	3.625	11-01-31	3,190,000	2,924,135
Sixth Street Lending Partners (C)	5.750	01-15-30	878,000	868,007
Sixth Street Lending Partners	6.125	07-15-30	915,000	913,310
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	1,809,000	1,809,902
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	7,774,000	6,911,945
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,726,000	2,394,957
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (D)	6.301	09-22-34	1,903,000	1,987,560
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (D)(E)	6.625	01-08-31	2,420,000	2,413,410
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (D)(E)	7.000	02-10-30	1,547,000	1,564,840
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(D)(E)	7.125	08-10-34	1,962,000	1,961,765
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(E)	9.250	11-13-33	1,513,000	1,729,799
Consumer finance 0.3%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%) (C)	5.548	07-31-33	3,786,000	3,730,151
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%) (C)	6.184	07-26-35	2,132,000	2,139,536
Ally Financial, Inc. (6.646% to 1-17-35, then 5 Year CMT + 2.450%) (C)	6.646	01-17-40	1,878,000	1,834,445
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (E)	7.100	08-15-31	2,126,000	2,138,084
Ally Financial, Inc.	8.000	11-01-31	2,399,000	2,647,415
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (C)(D)	8.375	06-15-35	1,996,000	2,066,028
Muthoot Finance, Ltd. (D)	5.750	08-04-30	1,692,000	1,646,982
OneMain Finance Corp.	6.125	05-15-30	2,705,000	2,688,753
PHH Escrow Issuer LLC (C)(D)	9.875	11-01-29	2,270,000	2,249,147
Trust Fibra Uno (D)	7.375	02-13-34	708,000	742,657
Financial services 0.4%
Apollo Debt Solutions BDC	6.700	07-29-31	1,170,000	1,182,450
Apollo Debt Solutions BDC	6.900	04-13-29	3,916,000	4,004,048
Atlas Warehouse Lending Company LP (D)	5.250	01-15-33	748,000	723,649
Atlas Warehouse Lending Company LP (D)	6.250	01-15-30	1,528,000	1,563,720
Block, Inc. (D)	5.625	08-15-30	779,000	775,015
Block, Inc. (D)	6.000	08-15-33	1,012,000	1,003,589
Enact Holdings, Inc.	6.250	05-28-29	2,819,000	2,891,615
Freedom Mortgage Holdings LLC (D)	6.875	05-01-31	2,297,000	2,214,279
Freedom Mortgage Holdings LLC (D)	7.875	04-01-33	1,001,000	965,388
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	311,000	353,001
NMI Holdings, Inc.	6.000	08-15-29	1,696,000	1,720,609
Radian Group, Inc.	6.200	05-15-29	2,058,000	2,118,430
Rocket Companies, Inc. (D)	6.125	08-01-31	877,000	880,996
Rocket Companies, Inc. (C)(D)	6.375	08-01-33	2,134,000	2,146,681
Rocket Companies, Inc. (D)	6.500	06-15-34	877,000	883,932
Stonebriar ABF Issuer LLC (D)	7.000	08-15-31	1,919,000	1,920,448
Stonebriar ABF Issuer LLC (D)	8.125	12-15-30	1,535,000	1,598,202
Insurance 0.5%
Asurion LLC (D)	8.375	02-01-34	2,358,000	2,148,392
Athene Global Funding (D)	4.721	10-08-29	1,559,000	1,532,770
Athene Global Funding (D)	5.322	11-13-31	1,817,000	1,789,966
Athene Holding, Ltd. (C)	3.500	01-15-31	1,655,000	1,535,325
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,102,000	1,038,600
Augusta SpinCo Corp.	4.945	03-23-33	1,235,000	1,212,096
CNO Financial Group, Inc.	5.250	05-30-29	3,030,000	3,032,553
CNO Financial Group, Inc. (C)	6.450	06-15-34	1,127,000	1,157,909
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Global Funding (D)	4.700	12-11-30	999,000	$974,518
CRC Insurance Group LLC (D)	7.125	06-01-31	2,640,000	2,635,028
GA Global Funding Trust (D)	4.500	09-18-30	3,169,000	3,045,198
GA Global Funding Trust (D)	5.200	12-09-31	1,806,000	1,768,279
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	781,000	781,701
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,836,000	1,823,721
MassMutual Global Funding II (C)(D)	4.350	09-17-31	2,354,000	2,274,859
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,719,000	2,742,968
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (C)	6.650	09-15-55	2,385,000	2,378,866
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	3,139,000	2,415,502
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (D)	6.000	04-15-30	1,728,000	1,732,441
Starwood Property Trust, Inc. (D)	6.125	06-01-31	390,000	389,077
Health care 1.1%				74,547,894
Biotechnology 0.3%
AbbVie, Inc.	4.400	03-15-33	1,448,000	1,395,465
AbbVie, Inc.	5.050	03-15-34	5,718,000	5,675,050
Amgen, Inc.	5.250	03-02-33	9,547,000	9,568,222
Amgen, Inc.	5.650	03-02-53	3,646,000	3,389,024
Health care equipment and supplies 0.2%
Abbott Laboratories	4.300	03-15-33	7,928,000	7,596,634
Solventum Corp. (C)	5.450	03-13-31	4,066,000	4,121,988
Health care providers and services 0.5%
Centene Corp.	3.000	10-15-30	2,329,000	2,092,958
Centene Corp.	3.375	02-15-30	1,509,000	1,395,657
CVS Health Corp. (C)	5.000	09-15-32	2,865,000	2,839,723
DaVita, Inc. (D)	4.625	06-01-30	1,649,000	1,589,526
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	4,439,000	3,902,250
HCA, Inc.	4.300	11-15-30	770,000	746,348
HCA, Inc.	4.600	11-15-32	1,509,000	1,450,958
HCA, Inc.	5.000	05-15-33	2,973,000	2,900,147
HCA, Inc.	5.450	04-01-31	2,089,000	2,115,319
Horizon Mutual Holdings, Inc. (D)	6.200	11-15-34	2,912,000	2,749,205
LifePoint Health, Inc. (D)	7.000	05-01-34	2,300,000	2,148,293
Rede D’Or Finance Sarl (C)(D)	6.550	04-28-36	2,761,000	2,643,823
Tenet Healthcare Corp. (D)	5.500	11-15-32	1,936,000	1,906,163
Universal Health Services, Inc.	2.650	10-15-30	2,866,000	2,565,201
VSP Optical Group, Inc. (D)	5.400	06-01-33	1,529,000	1,512,017
Pharmaceuticals 0.1%
Bayer US Finance LLC (D)	5.375	07-20-33	1,589,000	1,569,809
Endo Finance Holdings LP (C)(D)	8.500	04-15-31	1,159,000	1,220,566
IQVIA, Inc.	6.250	02-01-29	1,125,000	1,155,256
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	372,000	382,802
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	2,897,000	2,134,991
Teva Pharmaceutical Finance Netherlands III BV (C)	6.000	12-01-32	1,532,000	1,560,181
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	2,193,000	2,220,318
Industrials 1.7%				121,272,166
Aerospace and defense 0.2%
DAE Funding LLC (D)	4.950	01-15-33	3,648,000	3,452,720
Efesto Bidco SpA Efesto US LLC (D)	7.500	02-15-32	1,838,000	1,858,501
Hexcel Corp.	4.900	05-15-31	363,000	358,510
Honeywell Aerospace, Inc. (D)	4.600	03-16-33	1,847,000	1,785,674
The Boeing Company (C)	6.528	05-01-34	7,946,000	8,509,787
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	2,223,000	$2,022,903
Builders FirstSource, Inc. (D)	6.375	03-01-34	2,125,000	2,085,141
Commercial services and supplies 0.0%
Cimpress PLC (D)	7.375	09-15-32	1,898,000	1,903,453
Garda World Security Corp. (D)	6.500	01-15-31	1,610,000	1,627,718
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (D)	7.000	03-25-34	2,646,000	2,782,037
CIMIC Finance, Ltd. (D)	6.000	04-22-36	2,152,000	2,113,614
HTA Group, Ltd. (D)	6.750	04-01-31	1,176,000	1,185,478
MasTec, Inc.	5.900	06-15-29	1,435,000	1,466,842
WSP Global, Inc. (D)	5.714	09-18-36	2,857,000	2,754,667
Electrical equipment 0.0%
Eaton Corp.	4.500	03-06-33	1,213,000	1,171,363
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	1,577,000	1,477,298
JB Poindexter & Company, Inc. (C)(D)	8.750	12-15-31	1,390,000	1,432,199
Novartis Capital Corp.	4.600	03-18-33	2,757,000	2,690,904
Weir Group, Inc. (D)	5.350	05-06-30	1,675,000	1,677,589
Passenger airlines 0.8%
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,065,474	2,026,920
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	361,298	344,868
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,682,638	1,628,668
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,858,563	1,812,304
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,185,071	1,121,979
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,040,978	2,777,847
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,235,716	2,099,707
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	1,052,659	1,031,483
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,802,641	3,362,629
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,847,040	1,754,810
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	2,552,000	2,441,623
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	1,286,000	1,255,630
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	2,868,000	2,780,579
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	3,266,000	3,208,297
American Airlines 2026-2 Class A Pass Through Trust (G)	5.700	02-20-39	2,052,000	2,043,940
American Airlines 2026-2 Class B Pass Through Trust (G)	6.300	08-20-35	1,450,000	1,446,903
Azul Secured Finance LLP (D)	9.875	02-15-31	1,382,000	1,278,350
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	419,915	405,641
Delta Air Lines, Inc.	5.250	07-10-30	1,481,000	1,489,299
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,844,671	2,501,870
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	793,720	740,120
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,965,485	1,900,144
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,989,177	1,901,575
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	4,148,291	4,228,221
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,177,390	2,155,270
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	2,655,721	2,660,519
United Airlines Holdings, Inc. (C)	4.875	03-01-29	1,813,000	1,785,241
United Airlines Holdings, Inc. (C)	5.375	03-01-31	1,442,000	1,423,107
United Airlines, Inc. (D)	4.625	04-15-29	689,000	677,071
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	8,088,000	7,317,230
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%) (C)	6.500	01-31-56	1,596,000	1,603,882
Ashtead Capital, Inc. (C)(D)	5.550	05-30-33	3,630,000	3,615,197
BlueLinx Holdings, Inc. (C)(D)	6.000	11-15-29	2,069,000	2,040,389
EquipmentShare.com, Inc. (D)	7.125	07-01-34	2,872,000	2,743,125
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
QXO Building Products, Inc. (D)	6.875	07-15-34	912,000	$913,363
Sunbelt Rentals Holdings, Inc. (D)	4.950	08-12-30	1,449,000	1,437,294
WESCO Distribution, Inc. (D)	5.500	04-15-34	1,413,000	1,372,672
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (D)	7.000	06-30-34	1,618,000	1,656,961
Carrix, Inc. (D)	6.125	08-01-33	1,940,000	1,931,040
Information technology 1.3%				87,332,631
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	4,021,000	3,593,976
Motorola Solutions, Inc.	2.750	05-24-31	2,935,000	2,639,010
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	4.400	02-15-33	1,552,000	1,488,628
Jabil, Inc.	4.750	02-01-33	1,440,000	1,382,146
TD SYNNEX Corp.	5.300	10-10-35	2,707,000	2,589,584
IT services 0.3%
Beacon Point DC LLC (D)	6.129	11-30-42	4,885,000	4,687,305
CoreWeave, Inc. (D)	9.000	02-01-31	1,952,000	1,762,058
CoreWeave, Inc. (C)(D)	9.250	06-01-30	1,549,000	1,447,628
CoreWeave, Inc. (D)	9.750	10-01-31	1,514,000	1,373,748
Galaxy Helios Data Centers II LLC (D)	9.875	08-01-31	2,238,000	2,244,088
Sopaipilla Investor LLC (D)	7.534	11-30-48	3,756,000	3,893,033
VeriSign, Inc.	5.100	07-15-31	1,048,000	1,043,523
Yondr JK 1 LLC (D)	6.875	06-30-31	932,000	887,649
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc.	3.419	04-15-33	6,870,000	6,064,528
Broadcom, Inc.	4.550	02-15-32	778,000	749,859
Broadcom, Inc. (C)	4.800	02-15-36	2,678,000	2,475,003
Broadcom, Inc.	4.900	07-15-32	3,971,000	3,881,656
Foundry JV Holdco LLC (D)	6.100	01-25-36	2,761,000	2,822,397
Foundry JV Holdco LLC (D)	6.250	01-25-35	4,228,000	4,345,671
Marvell Technology, Inc.	5.950	09-15-33	1,512,000	1,545,901
Micron Technology, Inc.	2.703	04-15-32	2,575,000	2,279,102
Qorvo, Inc. (D)	3.375	04-01-31	2,336,000	2,118,250
Qorvo, Inc.	4.375	10-15-29	1,640,000	1,580,272
Software 0.2%
Fair Isaac Corp. (D)	6.250	09-15-34	4,064,000	3,926,035
HUT 8 DC LLC (D)	6.192	11-15-42	2,101,000	2,042,755
Oracle Corp. (C)	4.700	09-27-34	2,058,000	1,805,276
Oracle Corp. (C)	4.800	09-26-32	1,789,000	1,646,594
Oracle Corp. (C)	5.250	02-03-32	1,592,000	1,522,748
Oracle Corp. (C)	5.550	02-06-53	3,919,000	2,943,888
Oracle Corp.	5.700	02-04-36	1,411,000	1,306,258
Stingray Compute LLC (D)	6.000	06-15-31	644,000	628,271
Technology hardware, storage and peripherals 0.2%
CDW LLC	5.100	03-01-30	561,000	555,216
Dell International LLC	4.500	02-15-31	2,368,000	2,308,019
Dell International LLC	4.750	10-06-32	2,896,000	2,813,447
Dell International LLC	5.000	04-01-30	1,440,000	1,439,731
Dell International LLC	5.300	04-01-32	2,934,000	2,942,714
Dell International LLC (C)	5.400	04-15-34	4,592,000	4,556,664
Materials 0.5%				34,135,044
Chemicals 0.1%
Bond US Bidco 1, Inc. (C)(D)	7.125	06-15-33	784,000	788,846
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
SNF Group SACA (D)	5.626	03-31-31	3,399,000	$3,410,795
Construction materials 0.2%
Cemex SAB de CV (C)(D)	3.875	07-11-31	2,160,000	2,013,943
Cemex SAB de CV	5.750	06-05-36	3,800,000	3,711,080
JH North America Holdings, Inc. (D)	5.875	01-31-31	466,000	464,991
JH North America Holdings, Inc. (D)	6.125	07-31-32	2,071,000	2,072,617
Quikrete Holdings, Inc. (D)	6.375	03-01-32	735,000	743,970
Standard Building Solutions, Inc. (D)	5.875	03-15-34	1,254,000	1,204,036
Standard Building Solutions, Inc. (D)	6.250	08-01-33	793,000	784,334
Containers and packaging 0.0%
Ardagh Metal Packaging Finance USA LLC (C)(D)	6.250	01-30-31	1,637,000	1,648,037
Canpack Group, Inc. (D)	6.000	05-15-31	679,000	675,285
Graphic Packaging International LLC (D)	3.500	03-01-29	1,686,000	1,596,599
Metals and mining 0.2%
Anglo American Capital PLC (D)	5.000	03-21-33	2,390,000	2,339,188
Australian MetCoal Financing Pty, Ltd. (D)	6.750	04-22-34	537,000	545,693
First Quantum Minerals, Ltd. (D)	6.375	02-15-36	1,221,000	1,181,495
First Quantum Minerals, Ltd. (D)	7.250	02-15-34	647,000	659,064
First Quantum Minerals, Ltd. (D)	8.000	03-01-33	1,117,000	1,160,628
First Quantum Minerals, Ltd. (D)	8.625	06-01-31	586,000	609,630
Freeport-McMoRan, Inc. (C)	5.400	11-14-34	1,888,000	1,881,536
Hybar LLC (D)	7.375	07-01-34	498,000	499,869
Mineral Resources, Ltd. (D)	6.000	05-01-32	469,000	460,387
Mineral Resources, Ltd. (D)	6.250	05-01-34	469,000	457,115
Novelis Corp. (D)	4.750	01-30-30	2,143,000	2,059,739
Rio Tinto Finance USA PLC	5.000	03-14-32	1,541,000	1,539,686
WS Escrow LLC (D)	7.750	06-01-33	1,572,000	1,626,481
Real estate 0.6%				41,531,574
Hotel and resort REITs 0.0%
XHR LP (D)	6.625	05-15-30	1,580,000	1,613,705
Industrial REITs 0.1%
FIBRA Prologis (D)	5.500	11-26-35	1,519,000	1,444,493
Fibra SOMA Trust F/6185 (C)(D)	7.125	05-28-36	2,365,000	2,317,700
Prologis Targeted U.S. Logistics Fund LP (D)	4.625	03-15-33	2,669,000	2,550,665
Trust 2401 (C)(D)	7.375	02-13-34	1,975,000	2,081,650
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	2,303,000	2,283,493
Real estate management and development 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	3,303,000	2,961,581
Specialized REITs 0.4%
American Tower Corp. (C)	4.700	12-15-32	2,126,000	2,061,171
American Tower Corp.	5.550	07-15-33	1,858,000	1,872,082
American Tower Corp.	5.650	03-15-33	1,861,000	1,890,559
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	1,837,000	1,745,498
Iron Mountain, Inc. (D)	5.250	07-15-30	1,118,000	1,092,522
Iron Mountain, Inc. (D)	6.250	01-15-35	3,118,000	3,078,756
Millrose Properties, Inc. (D)	6.375	08-01-30	2,542,000	2,560,793
Outfront Media Capital LLC (D)	6.000	06-15-34	1,668,000	1,647,153
SBA Communications Corp.	5.150	07-15-31	2,268,000	2,250,624
SBA Communications Corp.	5.450	07-15-33	1,622,000	1,614,172
VICI Properties LP (D)	3.875	02-15-29	1,545,000	1,498,213
VICI Properties LP	5.125	11-15-31	3,641,000	3,572,043
VICI Properties LP	5.125	05-15-32	1,430,000	1,394,701
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.5%				$104,598,564
Electric utilities 0.9%
American Electric Power Company, Inc. (C)	5.625	03-01-33	555,000	566,647
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	1,535,000	1,507,584
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	632,000	621,086
Atlantica Transmision Sur SA (D)	6.875	04-30-43	494,997	524,102
Constellation Energy Generation LLC	4.400	01-15-31	1,179,000	1,147,863
Constellation Energy Generation LLC	5.000	02-01-31	287,000	285,304
Constellation Energy Generation LLC (C)	6.500	10-01-53	1,471,000	1,508,658
COX Asset Mexico SA de CV (D)	7.125	01-08-32	549,000	546,246
Duke Energy Corp.	5.750	09-15-33	2,320,000	2,380,899
Electricite de France SA (C)(D)	5.650	04-22-29	3,616,000	3,693,135
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (D)(E)	9.125	03-15-33	3,045,000	3,525,879
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	2,833,000	2,801,463
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	1,542,000	1,515,362
Exelon Corp.	5.125	03-15-31	1,218,000	1,221,961
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	623,000	632,295
Georgia Power Company (C)	4.950	05-17-33	1,545,000	1,527,715
Israel Electric Corp., Ltd. (D)	5.633	01-28-38	772,000	757,164
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	1,944,000	1,692,633
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	1,729,000	1,689,575
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,657,000	1,663,464
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	521,000	523,746
NRG Energy, Inc. (D)	3.625	02-15-31	1,667,000	1,536,022
NRG Energy, Inc. (D)	3.875	02-15-32	3,065,000	2,803,872
NRG Energy, Inc. (C)(D)	5.407	10-15-35	2,201,000	2,106,804
NRG Energy, Inc. (D)	5.750	01-15-34	1,184,000	1,153,101
NRG Energy, Inc. (D)	6.000	02-01-33	1,345,000	1,340,957
NRG Energy, Inc. (C)(D)	6.125	05-15-36	1,673,000	1,651,427
NRG Energy, Inc. (D)	7.000	03-15-33	3,842,000	4,090,097
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	1,748,000	1,866,927
Pacific Gas & Electric Company	5.800	05-15-34	1,973,000	1,988,087
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	2,364,000	2,327,456
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	2,135,000	2,123,444
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (D)	4.750	02-03-31	1,529,000	1,476,434
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	1,624,000	1,607,056
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	3,778,000	3,836,253
The Southern Company	5.700	03-15-34	1,925,000	1,960,999
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%) (C)	6.375	03-15-55	2,548,000	2,579,766
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54	714,000	738,566
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	2,053,183	1,929,253
Capital Power US Holdings, Inc. (D)	6.189	06-01-35	1,979,000	2,002,114
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	728,000	731,339
Vistra Operations Company LLC (D)	4.300	07-15-29	1,922,000	1,875,298
Vistra Operations Company LLC (D)	4.700	01-31-31	950,000	924,754
Vistra Operations Company LLC (D)	5.000	04-30-31	2,888,000	2,843,647
Vistra Operations Company LLC (D)	5.250	04-30-33	2,857,000	2,793,383
Vistra Operations Company LLC (D)	6.000	04-15-34	2,352,000	2,373,763
Vistra Operations Company LLC (D)	6.950	10-15-33	2,704,000	2,877,291
Multi-utilities 0.3%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (C)	5.950	04-01-56	1,802,000	1,782,410
CenterPoint Energy, Inc. (6.400% to 8-15-33, then 5 Year CMT + 1.885%)	6.400	08-15-58	1,021,000	1,020,314
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	628,000	650,095
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	810,000	834,900
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	2,056,000	2,035,087
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	2,811,000	$2,767,267
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,823,000	1,864,222
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,148,000	1,197,760
NiSource, Inc.	3.600	05-01-30	789,000	752,826
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	2,297,000	2,262,385
Sempra	5.500	08-01-33	1,902,000	1,919,012
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,135,000	2,124,406

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	1,540,000	1,516,989
Term loans (H) 0.2%				$10,964,165
(Cost $10,934,193)
Communication services 0.1%				3,171,843
Entertainment 0.1%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	06-03-33	3,169,846	3,171,843
Health care 0.0%				1,200,326
Health care providers and services 0.0%
McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-32	354,000	354,000
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.481	04-23-31	845,794	846,326
Industrials 0.1%				3,967,273
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	1,099,690	1,100,152
Protective Industrial Products, Inc., 2026 Term Loan B (3 month CME Term SOFR + 3.750%)	7.417	05-21-32	2,865,030	2,867,121
Materials 0.0%				2,624,723
Chemicals 0.0%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	1,282,000	1,287,038
Construction materials 0.0%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.981	02-10-32	1,337,204	1,337,685

Collateralized mortgage obligations 2.6%				$181,866,166
(Cost $181,255,853)
Commercial and residential 2.2%				155,606,962
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (D)	5.120	12-25-70	1,198,632	1,187,856
Series 2026-NQM1, Class A1 (D)(I)	4.912	02-25-71	3,097,045	3,057,441
Series 2026-NQM2, Class A1 (D)(I)	4.811	03-25-71	3,785,719	3,730,620
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	204,063	197,175
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	1,035,925	894,687
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (D)	4.800	11-26-68	1,320,811	1,313,470
Series 2025-10, Class A1 (D)(I)	4.960	09-25-70	791,013	782,301
Series 2025-11, Class A1 (D)(I)	4.975	10-25-70	1,235,504	1,222,729
Series 2026-1, Class A1 (D)(I)	4.747	02-25-71	2,231,744	2,204,365
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	455,573	413,086
Avenue of Americas
Series 2025-1301, Class A (D)(I)	5.059	08-11-42	1,848,000	1,832,555
BAHA Trust
Series 2024-MAR, Class A (D)(I)	5.972	12-10-41	2,731,000	2,768,922
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	575,000	531,371
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	3,141,000	3,143,665
Series 2025-5YR19, Class A3	5.270	12-15-58	1,246,000	1,252,931
Series 2026-5YR20, Class A3	5.104	02-15-59	768,000	766,926
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-5YR21, Class A3	5.525	04-15-59	4,078,000	$4,137,490
Series 2026-5YR22, Class A3 (I)	5.713	06-15-59	2,717,000	2,777,160
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,828	554,125
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	610,076
Series 2024-5C31, Class A3	5.609	12-15-57	703,000	713,605
Series 2025-5C33, Class A4	5.839	03-15-58	2,570,000	2,634,816
Series 2025-5C38, Class A3	5.146	11-15-58	1,390,000	1,390,299
Series 2026-5C40, Class A3	5.248	02-15-59	2,657,000	2,667,356
Series 2026-5C41, Class A3	5.438	05-15-69	1,722,000	1,742,522
Series 2026-5C42, Class A3	5.598	06-15-59	1,408,000	1,434,885
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	367,510	360,725
Series 2019-B13, Class A2	2.889	08-15-57	517,112	498,651
Series 2024-V12, Class A3	5.738	12-15-57	2,240,000	2,282,007
Series 2026-V20, Class A3	5.184	02-15-59	949,000	950,308
BMO Mortgage Trust
Series 2024-5C8, Class A3 (I)	5.625	12-15-57	658,000	667,594
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	368,754	346,312
BX Trust
Series 2019-OC11, Class A (D)	3.202	12-09-41	927,000	871,724
CENT Trust
Series 2025-CITY, Class A (D)(I)	4.920	07-10-40	1,346,000	1,333,351
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (D)(I)	5.820	06-12-40	1,359,000	1,375,449
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	717,608	609,379
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	1,017,631	842,415
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	797,714	681,259
Series 2022-2, Class A1 (D)	3.994	02-25-67	1,329,535	1,250,917
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (D)	5.529	08-25-70	811,140	812,086
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	1,918,885	1,619,804
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,481,834	53,155
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	657,306	584,543
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	521,898	455,993
Series 2021-NQM6, Class A1 (D)(I)	1.174	07-25-66	1,376,630	1,169,460
Cross Mortgage Trust
Series 2025-H8, Class A1 (D)(I)	5.003	11-25-70	1,142,808	1,129,171
Series 2025-H9, Class A1 (D)(I)	5.036	11-25-70	1,481,217	1,466,618
Series 2026-NQM1, Class A1 (D)(I)	4.699	02-25-61	2,128,046	2,095,715
Series 2026-NQM8, Class A1 (D)(I)	5.582	07-25-71	753,172	752,494
Series 2026-NQM9, Class A1 (D)(I)	5.726	08-25-71	996,000	997,106
Ellington Financial Mortgage Trust
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	697,261	587,909
Series 2025-INV4, Class A1 (D)	5.100	10-25-70	789,549	780,999
Series 2026-NQM1, Class A1 (D)(I)	4.771	02-25-71	1,624,866	1,603,324
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	1,555,757	1,251,049
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	398,240	349,667
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	478,549	416,941
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	1,466,610	1,278,647
Series 2025-NQM5, Class A1 (D)(I)	4.981	08-25-70	1,404,806	1,387,022
GGP Trust
Series 2026-TY, Class A (D)(I)	4.670	03-05-43	1,961,000	1,917,877
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	67,862	65,875
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (D)(I)	1.017	07-25-61	254,067	$234,338
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (D)(I)	5.467	01-13-40	1,915,000	1,934,512
Series 2026-10HY, Class A (D)(I)	5.086	12-10-39	2,068,000	2,052,249
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	455,079	396,646
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,044,900
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	223,763	210,894
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (D)(I)	5.119	11-25-70	1,011,905	1,002,775
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (D)(I)	4.987	05-15-43	1,813,000	1,795,300
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	380,000	359,504
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (D)(I)	5.085	10-25-65	1,787,087	1,767,635
Series 2026-NQM1, Class A1 (D)(I)	4.824	11-25-65	1,306,650	1,286,395
Series 2026-NQM2, Class A1 (D)(I)	4.743	12-25-65	982,392	964,873
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (D)(I)	4.312	11-05-41	1,487,000	1,448,789
NYC Trust
Series 2026-9W57, Class A (D)(I)	4.890	06-06-40	3,795,000	3,739,985
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	649,679	607,988
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	279,066	230,842
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	1,091,111	884,191
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	1,115,750	926,272
Series 2025-NQM18, Class A1 (D)(I)	5.057	09-25-65	547,707	543,697
Series 2025-NQM19, Class A1 (D)(I)	4.869	10-25-65	1,177,296	1,162,377
Series 2025-NQM20, Class A1 (D)(I)	5.021	10-25-65	1,462,423	1,448,613
Series 2025-NQM21, Class A1 (D)(I)	4.989	10-25-65	938,341	927,842
Series 2025-NQM23, Class A1 (D)(I)	4.872	10-25-65	1,779,839	1,762,280
Series 2026-NQM1, Class A1 (D)(I)	4.846	11-25-65	1,211,450	1,194,259
Series 2026-NQM2, Class A1 (D)(I)	4.818	12-01-65	4,015,270	3,957,116
Series 2026-NQM3, Class A1 (D)(I)	4.652	01-25-66	2,176,684	2,140,637
Series 2026-NQM8, Class A1 (D)(I)	5.297	05-25-66	959,930	955,659
Series 2026-NQM9, Class A1 (D)(I)	5.470	04-25-66	2,027,275	2,023,787
PRKCM Trust
Series 2026-AFC1, Class A1 (D)(I)	4.677	02-25-61	1,071,378	1,050,126
Progress Residential Trust
Series 2025-SFR1, Class A (D)	3.400	02-17-42	1,535,189	1,449,551
Series 2025-SFR2, Class A (D)	3.305	04-17-42	1,402,848	1,316,096
Series 2025-SFR5, Class A (D)	3.850	10-17-42	2,890,850	2,740,123
Series 2025-SFR6, Class A (D)	4.000	12-17-42	4,673,000	4,458,970
Series 2026-SFR1, Class A (D)	3.850	02-17-43	1,375,000	1,297,603
Series 2026-SFR2, Class A (D)	4.240	05-17-43	1,484,000	1,417,078
Series 2026-SFR3, Class A (D)	4.000	07-17-43	1,101,000	1,038,263
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(I)	2.000	01-25-36	1,030,123	911,306
ROCK Trust
Series 2024-CNTR, Class A (D)	5.388	11-13-41	3,187,000	3,202,976
Series 2024-CNTR, Class D (D)	7.109	11-13-41	2,250,000	2,317,292
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,498,434
Series 2026-OMA, Class A (D)(I)	4.965	04-15-41	2,387,000	2,360,371
Towd Point Mortgage Trust
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	603,858	567,413
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	481,861	465,068
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	468,919	$447,961
Series 2020-4, Class A1 (D)	1.750	10-25-60	971,026	878,814
Series 2024-4, Class A1A (D)(I)	4.552	10-27-64	2,181,448	2,155,196
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (D)(I)	5.061	07-13-44	1,412,000	1,385,573
Verus Securitization Trust
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	697,048	610,833
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	476,908	401,386
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	793,081	677,507
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	98,814	96,288
Series 2025-11, Class A1 (D)(I)	4.914	11-25-70	1,846,038	1,821,249
Series 2025-R2, Class A1 (D)(I)	5.086	07-25-67	918,090	908,194
Series 2026-2, Class A1 (D)(I)	4.590	02-25-71	1,668,241	1,637,435
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	1,285,000	1,307,808
Series 2025-5C6, Class A3	5.186	10-15-58	1,591,000	1,593,383
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (D)(I)	5.349	07-15-40	1,772,000	1,782,330
U.S. Government Agency 0.4%				26,259,204
Government National Mortgage Association
Series 2012-114, Class IO	0.640	01-16-53	554,401	8,021
Series 2016-174, Class IO	0.723	11-16-56	1,133,162	33,735
Series 2017-109, Class IO	0.175	04-16-57	979,879	7,187
Series 2017-124, Class IO	0.633	01-16-59	830,563	29,596
Series 2017-135, Class IO	0.688	10-16-58	2,083,558	68,691
Series 2017-140, Class IO	0.485	02-16-59	1,178,990	28,196
Series 2017-159, Class IO	0.400	06-16-59	1,284,840	31,497
Series 2017-169, Class IO	0.517	01-16-60	19,029,300	587,986
Series 2017-20, Class IO	0.468	12-16-58	1,901,684	35,389
Series 2017-22, Class IO	0.737	12-16-57	694,781	23,061
Series 2017-41, Class IO	0.488	07-16-58	846,699	20,790
Series 2017-46, Class IO	0.651	11-16-57	1,794,940	65,497
Series 2017-61, Class IO	0.687	05-16-59	688,777	23,010
Series 2018-158, Class IO	0.802	05-16-61	2,845,505	158,021
Series 2018-35, Class IO	0.546	03-16-60	3,263,981	94,945
Series 2018-43, Class IO	0.463	05-16-60	3,377,770	104,888
Series 2018-68, Class IO	0.425	01-16-60	5,604,990	163,374
Series 2018-69, Class IO	0.611	04-16-60	3,049,181	133,829
Series 2018-81, Class IO	0.487	01-16-60	4,444,669	177,813
Series 2018-9, Class IO	0.444	01-16-60	5,766,186	164,738
Series 2019-131, Class IO	0.803	07-16-61	2,876,664	165,775
Series 2020-100, Class IO	0.788	05-16-62	3,897,202	226,822
Series 2020-108, Class IO	0.847	06-16-62	22,345,082	1,313,149
Series 2020-114, Class IO	0.799	09-16-62	10,062,669	529,997
Series 2020-118, Class IO	0.885	06-16-62	8,546,930	524,848
Series 2020-119, Class IO	0.607	08-16-62	4,177,731	189,646
Series 2020-120, Class IO	0.760	05-16-62	2,472,354	140,074
Series 2020-137, Class IO	0.800	09-16-62	17,958,668	1,072,526
Series 2020-150, Class IO	0.971	12-16-62	8,112,706	524,203
Series 2020-170, Class IO	0.836	11-16-62	10,576,591	664,227
Series 2020-92, Class IO	0.870	02-16-62	8,821,978	515,527
Series 2021-110, Class IO	0.876	11-16-63	6,966,833	456,516
Series 2021-163, Class IO	0.803	03-16-64	8,474,413	471,113
Series 2021-183, Class IO	0.870	01-16-63	6,745,235	436,344
Series 2021-3, Class IO	0.871	09-16-62	19,375,618	1,201,556
Series 2021-40, Class IO	0.823	02-16-63	3,853,779	228,773
Series 2021-47, Class IO	0.992	03-16-61	25,085,064	1,630,918
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-17, Class IO	0.802	06-16-64	10,380,301	$552,772
Series 2022-181, Class IO	0.722	07-16-64	5,180,351	298,216
Series 2022-21, Class IO	0.785	10-16-63	4,345,586	264,369
Series 2022-53, Class IO	0.703	06-16-64	16,175,843	683,407
Series 2022-57, Class IO	0.756	09-16-63	12,661,560	596,154
Series 2023-197, Class IO	1.245	09-16-65	3,573,535	285,322
Series 2024-135, Class IO	0.833	11-16-66	33,887,480	1,964,762
Series 2024-179, Class XI IO	0.857	12-16-66	17,261,595	1,178,698
Series 2024-193, Class IO	0.717	12-16-66	3,718,443	218,769
Series 2025-126, Class IO	0.767	05-16-67	32,545,261	2,293,933
Series 2025-128, Class IO	0.926	09-16-67	18,507,031	1,412,031

Series 2026-94, Class IO	0.671	11-16-68	63,245,724	4,258,493
Asset-backed securities 2.5%				$170,298,968
(Cost $174,169,916)
Asset-backed securities 2.5%				170,298,968
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-29-30	345,335	318,754
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I (D)	5.909	06-15-56	1,624,000	1,617,828
AMSR Trust
Series 2023-SFR1, Class A (D)	4.000	04-17-40	1,114,000	1,094,490
Series 2025-SFR1, Class A (D)	3.655	06-17-42	714,000	673,950
Series 2025-SFR2, Class A (D)	4.275	11-17-42	1,197,000	1,150,461
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,233,440	2,185,166
Business Jet Securities LLC
Series 2026-1A, Class A (D)	5.464	06-15-41	1,118,180	1,112,346
Canon Music Issuer Trust
Series 2026-1A, Class A (D)	5.521	05-01-76	1,098,000	1,090,513
Carmax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	1,459,000	1,446,623
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,307,668	1,900,821
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,134,264	1,668,059
CLI Funding IX LLC
Series 2025-1A, Class A (D)	5.350	06-20-50	1,557,885	1,557,710
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	1,522,497	1,423,869
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	995,969	918,766
Series 2022-1A, Class A (D)	2.720	01-18-47	1,468,792	1,342,582
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (D)	5.250	02-25-49	1,451,000	1,445,626
Series 2025-1A, Class A1 (D)	5.316	05-25-50	1,295,000	1,284,081
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (D)	5.835	02-25-50	713,000	712,609
Concord Music Royalties LLC
Series 2025-2A, Class A (D)	5.785	07-20-75	1,328,000	1,324,295
Consolidated Communications LLC
Series 2025-1A, Class A2 (D)	6.000	05-20-55	1,939,000	1,956,487
Series 2025-4A, Class A2 (D)	5.522	12-20-55	983,000	982,261
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	2,522,000	2,468,379
Series 2024-2A, Class A2 (D)	4.500	05-20-49	2,420,000	2,326,643
DataBank Issuer LLC
Series 2026-1A, Class A2 (D)	5.811	02-25-56	1,610,000	1,593,004
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	1,261,563	$1,247,984
Series 2025-1A, Class A2I (D)	4.891	08-20-55	901,470	886,471
Series 2025-1A, Class A2II (D)	5.165	08-20-55	963,160	942,681
Series 2026-1A, Class A2I (D)	5.200	05-20-56	1,281,000	1,270,986
Series 2026-1A, Class A2II (D)	5.432	05-20-56	2,205,000	2,179,110
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	509,328
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,884,705	1,787,564
Series 2025-1A, Class A2I (D)	4.930	07-25-55	1,297,000	1,276,819
Series 2025-1A, Class A2II (D)	5.217	07-25-55	1,158,000	1,138,484
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,654,582	1,595,047
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,226,105	2,079,186
Series 2025-1A, Class A2 (D)	5.296	10-20-55	915,085	883,752
FirstKey Homes Trust
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,724,976
FirstLight Issuer LLC
Series 2026-1A, Class A2 (D)	5.873	06-20-56	1,884,000	1,871,677
Flexential Issuer LLC
Series 2025-1A, Class A2 (D)	6.030	10-25-60	1,002,000	991,676
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (D)	4.320	08-15-38	2,301,000	2,255,174
GBX Leasing LLC
Series 2026-1A, Class A (D)	5.130	02-20-56	1,696,506	1,641,348
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	2,117,000	2,101,204
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (D)	4.980	12-11-36	1,462,000	1,473,876
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	256,140	248,404
Series 2021-1A, Class A2 (D)	2.773	04-20-29	843,038	802,580
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	2,912,000	2,895,616
Hotwire Funding LLC
Series 2021-1, Class A2 (D)	2.311	11-20-51	1,982,000	1,968,375
Series 2024-1A, Class A2 (D)	5.893	06-20-54	716,000	721,860
Invitation Homes Trust
Series 2024-SFR1, Class A (D)	4.000	09-17-41	2,339,468	2,267,542
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (D)	5.049	04-17-56	2,872,000	2,810,323
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (D)	5.636	02-15-55	1,782,438	1,780,194
Series 2025-1A, Class A2 (D)	5.610	08-16-55	2,164,643	2,161,009
Series 2026-1A, Class A2I (D)	4.952	02-15-56	2,084,775	2,038,809
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (D)	5.685	04-30-56	2,901,000	2,879,674
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (D)	5.219	02-25-56	942,000	922,847
Series 2026-2A, Class A2 (D)	5.834	06-25-58	1,763,000	1,757,593
Lyra Music Assets LP
Series 2025-1A, Class A2 (D)	5.604	09-20-65	2,067,110	2,073,672
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (D)	5.400	08-20-55	3,384,000	3,378,794
Series 2025-4A, Class A2 (D)	5.163	12-20-55	1,033,000	1,016,042
Series 2026-1A, Class A2 (D)	5.273	04-20-56	2,734,000	2,701,793
Navient Refinance Loan Trust
Series 2026-A, Class A (D)	4.500	01-18-56	2,014,292	1,973,177
Series 2026-B, Class A (D)	5.070	06-15-56	1,359,000	1,351,646
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	679,576	572,016
26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	4,815,195	$4,624,647
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,401,940	1,326,572
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	2,951,000	2,390,340
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,544,000	896,485
PK Alift Loan Funding 9 LP
Series 2026-2, Class A (D)	5.217	02-15-44	1,101,000	1,100,996
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (D)	5.000	09-15-48	2,384,000	2,352,281
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (D)	5.482	01-20-51	1,495,000	1,467,392
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (D)	5.673	07-25-55	1,439,000	1,392,818
ServiceMaster Funding LLC
Series 2021-1, Class A2II (D)	3.113	07-30-51	1,571,174	1,347,287
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (D)	6.174	01-25-54	722,475	730,837
Sesac Finance LLC
Series 2025-1, Class A2 (D)	5.500	07-25-55	1,600,000	1,557,619
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (D)	1.070	01-15-53	460,059	424,334
Series 2024-A, Class A1A (D)	5.240	03-15-56	2,111,449	2,114,191
Series 2024-E, Class A1A (D)	5.090	10-16-56	1,184,573	1,175,160
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,369,959	2,357,333
Series 2020-1A, Class A2II (D)	4.336	01-20-50	1,523,209	1,453,331
Series 2021-1A, Class A2I (D)	2.190	08-20-51	3,323,220	3,101,275
Sprite, Ltd.
Series 2026-1, Class A (D)	5.227	03-15-41	1,366,680	1,331,631
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	943,200	945,153
Series 2024-1A, Class A2II (D)	6.268	07-30-54	1,089,593	1,093,922
Series 2024-3A, Class A23 (D)	5.914	07-30-54	2,634,083	2,517,762
Summit Issuer LLC
Series 2025-1A, Class A2 (D)	5.208	11-20-55	1,742,000	1,713,903
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (D)	5.436	06-25-54	582,000	575,917
Series 2025-1A, Class A2 (D)	5.036	03-25-55	3,629,304	3,515,670
Series 2025-2A, Class A21 (D)	5.121	10-25-55	2,606,000	2,550,750
Taco Bell Funding LLC
Series 2025-1A, Class A2I (D)	4.821	08-25-55	1,901,000	1,862,316
Series 2025-1A, Class A2II (D)	5.049	08-25-55	1,484,000	1,446,799
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,441,042	1,303,997
Toyota Auto Receivables Owner Trust
Series 2026-B, Class A3	4.130	12-16-30	3,076,000	3,054,018
Trackside Rail LLC
Series 2026-2A, Class A (D)	5.690	08-21-56	1,263,000	1,262,808
Triton Container Finance IX LLC
Series 2026-1A, Class A (D)	5.260	05-20-51	1,229,387	1,218,105
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	1,913,313	1,797,472
Series 2021-1A, Class A (D)	1.860	03-20-46	1,089,507	1,002,606
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (D)	5.877	04-20-55	1,050,000	1,058,159
Series 2025-2A, Class A2 (D)	5.177	01-20-56	1,007,000	985,781
Vantage Data Centers LLC
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,634,000	1,567,979
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (D)	4.693	03-15-56	1,157,000	1,121,309
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	1,536,000	1,527,745
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	27

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	2,381,033	$2,197,632
Willis Engine Structured Trust IX
Series 2025-B, Class A (D)	5.159	12-15-50	1,052,508	1,037,084
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	292,792	283,961
Willis Engine Structured Trust VIII
Series 2025-A, Class A (D)	5.582	06-15-50	809,208	804,729
Wingstop Funding LLC
Series 2024-1A, Class A2 (D)	5.858	12-05-54	1,332,000	1,345,227
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,566,550	1,492,597
Zayo Issuer LLC
Series 2025-1A, Class A2 (D)	5.648	03-20-55	2,098,000	2,096,406

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$58,486,460
(Cost $58,487,625)
U.S. Government Agency 0.4%				25,997,209
Federal Agricultural Mortgage Corp. Discount Note	3.510	08-03-26	26,005,000	25,997,209

	Yield (%)	Shares	Value
Short-term funds 0.4%			32,489,251
John Hancock Collateral Trust (J)	3.5672(K)	3,249,023	32,489,251

Total investments (Cost $5,226,790,439) 99.8%	$6,902,003,445
Other assets and liabilities, net 0.2%	13,559,271
Total net assets 100.0%	$6,915,562,716

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 7-31-26. The value of securities on loan amounted to $111,985,052. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $82,605,561 in the form of U.S. Treasuries was pledged to the fund.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $784,868,611 or 11.3% of the fund’s net assets as of 7-31-26.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 7-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
28	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,955,923,164	$3,753,168,130	$202,531,643	$223,391
Preferred securities	5,611,285	5,611,285	—	—
U.S. Government and Agency obligations	1,272,399,879	—	1,272,399,879	—
Foreign government obligations	4,564,950	—	4,564,950	—
Corporate bonds	1,241,888,408	—	1,241,888,408	—
Term loans	10,964,165	—	10,964,165	—
Collateralized mortgage obligations	181,866,166	—	181,866,166	—
Asset-backed securities	170,298,968	—	170,298,968	—
Short-term investments	58,486,460	32,489,251	25,997,209	—
Total investments in securities	$6,902,003,445	$3,791,268,666	$3,110,511,388	$223,391
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,249,023	$31,539,665	$426,373,276	$(425,408,719)	$(13,563)	$(1,408)	$230,976	—	$32,489,251
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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